Loans, Net (Details) - Schedule of the Effective Date, Management by Assistance of Third-Party $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of the Effective Date Management by Assistance of Third Party [Abstract]
Derivative warrant liability (see Note 8 below)	$ 88
Straight loan	812
Total gross consideration	$ 900